UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22003

Nuveen Core Equity Alpha Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCE

Nuveen Core Equity Alpha Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 97.9%

	Aerospace & Defense – 5.7%

9,900	General Dynamics Corporation	$1,853,280
11,700	Lockheed Martin Corporation	3,130,920
15,100	Northrop Grumman Corporation	3,591,384
18,300	Raytheon Company	2,790,750
7,300	Rockwell Collins, Inc.	709,268
7,100	TransDigm Group Inc., (2)	1,563,136
	Total Aerospace & Defense	13,638,738

	Air Freight & Logistics – 0.5%

21,600	Expeditors International of Washington, Inc.	1,220,184

	Airlines – 2.7%

14,100	Alaska Air Group, Inc.	1,300,302
25,500	American Airlines Group Inc.	1,078,650
5,800	Delta Air Lines, Inc.	266,568
12,200	Southwest Airlines Co.	655,872
43,700	United Continental Holdings Inc., (2)	3,086,968
	Total Airlines	6,388,360

	Banks – 7.4%

13,800	Bank of America Corporation	325,542
21,500	BB&T Corporation	961,050
83,200	Citizens Financial Group Inc.	2,874,560
20,100	Comerica Incorporated	1,378,458
109,700	Fifth Third Bancorp., (3)	2,786,380
96,400	Huntington BancShares Inc.	1,290,796
127,100	KeyCorp., (3)	2,259,838
4,300	M&T Bank Corporation	665,339
38,500	People’s United Financial, Inc.	700,700
11,400	PNC Financial Services Group, Inc.	1,370,736
123,200	Regions Financial Corporation	1,790,096
6,400	SunTrust Banks, Inc.	353,920
700	U.S. Bancorp	36,050
23,600	Zions Bancorporation	991,200
	Total Banks	17,784,665

	Beverages – 1.6%

22,300	Constellation Brands, Inc., Class A	3,614,161
600	Dr. Pepper Snapple Group, (3)	58,752
1,600	Molson Coors Brewing Company, Class B	153,136
600	PepsiCo, Inc.	67,116
	Total Beverages	3,893,165

	Biotechnology – 0.3%

6,700	Alexion Pharmaceuticals Inc., (2)	812,308

	Capital Markets – 5.8%

10,100	Bank New York Mellon	477,023
1,800	CBOE Holdings Inc.	145,926
31,800	Charles Schwab Corporation	1,297,758
18,900	CME Group, Inc., (3)	2,245,320
32,600	E*TRADE Group Inc., (2)	1,137,414
7,700	Goldman Sachs Group, Inc.	1,768,844

NUVEEN	1

JCE	Nuveen Core Equity Alpha Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Capital Markets (continued)

87,300	Morgan Stanley	$3,739,932
12,800	Northern Trust Corporation	1,108,224
23,200	State Street Corporation	1,846,952
	Total Capital Markets	13,767,393

	Chemicals – 0.9%

2,600	Albemarle Corporation	274,664
8,900	CF Industries Holdings, Inc.	261,215
12,200	Dow Chemical Company	775,188
4,700	E.I. Du Pont de Nemours and Company	377,551
5,100	FMC Corporation	354,909
	Total Chemicals	2,043,527

	Commercial Services & Supplies – 1.4%

25,900	Republic Services, Inc.	1,626,779
24,900	Waste Management, Inc.	1,815,708
	Total Commercial Services & Supplies	3,442,487

	Communications Equipment – 0.8%

17,100	Harris Corporation	1,902,717
1,100	Motorola Solutions Inc.	94,842
	Total Communications Equipment	1,997,559

	Construction & Engineering – 0.4%

22,900	Quanta Services Incorporated, (2)	849,819

	Construction Materials – 0.1%

1,200	Martin Marietta Materials	261,900

	Consumer Finance – 0.6%

10,500	Capital One Financial Corporation	909,930
1,200	Discover Financial Services	82,068
12,900	Synchrony Financial	442,470
	Total Consumer Finance	1,434,468

	Containers & Packaging – 0.2%

4,800	International Paper Company	243,744
6,200	WestRock Company, (3)	322,586
	Total Containers & Packaging	566,330

	Diversified Consumer Services – 0.3%

28,300	H & R Block Inc.	657,975

	Electric Utilities – 3.7%

25,000	Alliant Energy Corporation	990,250
7,700	Edison International	612,997
10,000	Entergy Corporation	759,600
22,800	Exelon Corporation	820,344
16,200	FirstEnergy Corp.	515,484
6,400	NextEra Energy Inc.	821,568
7,000	PG&E Corporation	464,520
7,200	Pinnacle West Capital Corporation	600,336
10,100	PPL Corporation	377,639
42,000	Southern Company	2,090,760
18,100	Xcel Energy, Inc.	804,545
	Total Electric Utilities	8,858,043

	Electronic Equipment, Instruments & Components – 1.5%

46,300	Amphenol Corporation, Class A	3,295,171
6,600	Corning Incorporated	178,200

2	NUVEEN

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

1,500	TE Connectivity Limited	$111,825
	Total Electronic Equipment, Instruments & Components	3,585,196

	Energy Equipment & Services – 3.5%

62,800	Baker Hughes Incorporated	3,756,696
40,400	Halliburton Company	1,988,084
2,800	Schlumberger Limited	218,680
77,000	TechnipFMC PLC, (2)	2,502,500
	Total Energy Equipment & Services	8,465,960

	Equity Real Estate Investment Trusts – 3.4%

16,100	Apartment Investment & Management Company, Class A	714,035
4,200	AvalonBay Communities, Inc.	771,120
3,543	Equinix Inc.	1,418,511
5,800	Equity Residential	360,876
4,800	Essex Property Trust Inc.	1,111,344
1,300	Mid-America Apartment Communities	132,262
58,900	Prologis Inc.	3,055,732
17,200	UDR Inc.	623,672
	Total Equity Real Estate Investment Trusts	8,187,552

	Food & Staples Retailing – 0.1%

4,600	Sysco Corporation	238,832

	Food Products – 3.5%

57,400	Archer-Daniels-Midland Company	2,642,696
3,000	Campbell Soup Company	171,720
34,800	ConAgra Foods, Inc.	1,403,832
15,000	Kraft Heinz Company	1,362,150
46,700	Tyson Foods, Inc., Class A	2,881,857
	Total Food Products	8,462,255

	Health Care Equipment & Supplies – 2.1%

7,300	Baxter International, Inc.	378,578
3,200	C. R. Bard, Inc.	795,328
2,400	Cooper Companies, Inc.	479,736
19,500	Hologic Inc., (2)	829,725
1,800	Intuitive Surgical, Inc., (2)	1,379,646
7,600	Stryker Corporation	1,000,540
2,400	Varian Medical Systems, Inc., (2)	218,712
	Total Health Care Equipment & Supplies	5,082,265

	Health Care Providers & Services – 2.3%

24,700	Quest Diagnostics Incorporated	2,425,293
18,200	UnitedHealth Group Incorporated	2,984,982
	Total Health Care Providers & Services	5,410,275

	Hotels, Restaurants & Leisure – 0.8%

1,700	Carnival Corporation	100,147
1,300	Darden Restaurants, Inc.	108,771
2,600	Marriott International, Inc., Class A	244,868
10,500	Wynn Resorts Ltd	1,203,405
2,700	YUM! Brands, Inc.	172,530
	Total Hotels, Restaurants & Leisure	1,829,721

	Household Products – 0.1%

3,100	Procter & Gamble Company	278,535

	Insurance – 8.8%

4,200	Ace Limited	572,250

NUVEEN	3

JCE	Nuveen Core Equity Alpha Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Insurance (continued)

27,400	AFLAC Incorporated	$1,984,308
5,000	Allstate Corporation	407,450
3,200	American International Group, Inc.	199,776
200	AON PLC	23,738
27,600	Arthur J. Gallagher & Co.	1,560,504
600	Assurant Inc.	57,402
11,700	Cincinnati Financial Corporation	845,559
32,900	Hartford Financial Services Group, Inc.	1,581,503
35,500	Lincoln National Corporation	2,323,475
12,700	Loews Corporation	593,979
48,800	MetLife, Inc.	2,577,616
42,200	Principal Financial Group, Inc.	2,663,242
22,400	Prudential Financial, Inc.	2,389,632
16,600	Torchmark Corporation	1,278,864
5,900	Travelers Companies, Inc.	711,186
27,600	Unum Group	1,294,164
2,700	XL Group Limited	107,622
	Total Insurance	21,172,270

	Internet and Direct Marketing Retail – 1.6%

500	Amazon.com, Inc., (2)	443,270
4,300	Expedia, Inc.	542,531
19,500	Netflix.com Inc., (2)	2,882,295
	Total Internet and Direct Marketing Retail	3,868,096

	Internet Software & Services – 0.9%

26,600	Akamai Technologies, Inc., (2)	1,588,020
16,500	eBay Inc., (2)	553,905
	Total Internet Software & Services	2,141,925

	IT Services – 2.4%

10,300	Automatic Data Processing, Inc.	1,054,617
17,400	CSRA Inc.	509,646
5,900	Fiserv, Inc., (2)	680,329
15,800	MasterCard, Inc.	1,777,026
31,000	Paychex, Inc.	1,825,900
	Total IT Services	5,847,518

	Life Sciences Tools & Services – 0.9%

11,700	Illumina Inc., (2)	1,996,488
200	Mettler-Toledo International Inc., (2)	95,782
	Total Life Sciences Tools & Services	2,092,270

	Machinery – 0.4%

3,300	Cummins Inc.	498,960
4,900	Deere & Company	533,414
	Total Machinery	1,032,374

	Media – 1.9%

39,500	CBS Corporation, Class B	2,739,720
18,000	Interpublic Group of Companies, Inc.	442,260
3,400	Scripps Networks Interactive, Class A Shares	266,458
8,000	Time Warner Inc.	781,680
2,200	Twenty First Century Fox Inc., Class A Shares	71,258
7,500	Twenty First Century Fox Inc., Class B Shares	238,350
	Total Media	4,539,726

	Metals & Mining – 0.8%

6,800	Freeport-McMoRan, Inc.	90,848
54,100	Newmont Mining Corporation	1,783,136
	Total Metals & Mining	1,873,984

4	NUVEEN

Shares	Description (1)	Value

	Multi-Utilities – 4.0%

21,600	Ameren Corporation	$1,179,144
57,900	CenterPoint Energy, Inc.	1,596,303
4,700	Consolidated Edison, Inc.	365,002
23,400	Dominion Resources, Inc.	1,815,138
16,900	DTE Energy Company	1,725,659
23,400	Scana Corporation	1,529,190
2,800	Sempra Energy	309,400
15,600	WEC Energy Group, Inc.	945,828
	Total Multi-Utilities	9,465,664

	Oil, Gas & Consumable Fuels – 6.4%

24,400	Anadarko Petroleum Corporation	1,512,800
24,500	Apache Corporation	1,259,055
101,800	Chesapeake Energy Corporation	604,692
6,500	Chevron Corporation	697,905
5,200	EOG Resources, Inc.	507,260
17,800	Marathon Petroleum Corporation	899,612
27,900	Noble Energy, Inc.	958,086
28,600	ONEOK, Inc.	1,585,584
13,200	Phillips 66	1,045,704
3,700	Pioneer Natural Resources Company	689,051
13,200	Tesoro Corporation	1,069,992
17,100	Valero Energy Corporation	1,133,559
112,500	Williams Companies Inc.	3,328,875
	Total Oil, Gas & Consumable Fuels	15,292,175

	Pharmaceuticals – 0.1%

2,900	Zoetis Incorporated, (3)	154,773

	Professional Services – 0.7%

7,800	Equifax Inc.	1,066,572
7,300	Robert Half International Inc.	356,459
2,900	Verisk Analytics Inc., Class A Shares, (2)	235,306
	Total Professional Services	1,658,337

	Road & Rail – 1.4%

62,600	CSX Corporation	2,914,030
4,600	J.B. Hunt Transports Services Inc.	422,004
	Total Road & Rail	3,336,034

	Semiconductors & Semiconductor Equipment – 11.3%

6,625	Analog Devices, Inc.	542,919
114,200	Applied Materials, Inc., (3)	4,442,380
144	Broadcom Limited	31,530
59,900	Intel Corporation	2,160,593
4,900	KLA-Tencor Corporation	465,843
23,400	Lam Research Corporation	3,003,624
1,300	Microchip Technology Incorporated	95,914
98,600	Micron Technology, Inc., (2), (3)	2,849,540
69,500	NVIDIA Corporation, (3)	7,570,634
52,300	QUALCOMM, Inc.	2,998,882
7,200	Skyworks Solutions Inc.	705,456
36,800	Xilinx, Inc.	2,130,352
	Total Semiconductors & Semiconductor Equipment	26,997,667

	Software – 2.9%

38,800	Activision Blizzard Inc.	1,934,568
15,200	Adobe Systems Incorporated, (2), (3)	1,977,976
2,200	Autodesk, Inc., (2)	190,234
16,600	Electronic Arts Inc., (2)	1,486,032

NUVEEN	5

JCE	Nuveen Core Equity Alpha Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)				Value

	Software (continued)

40,400	Symantec Corporation, (3)				$1,239,472
	Total Software				6,828,282

	Specialty Retail – 1.0%

1,800	Best Buy Co., Inc.				88,470
17,800	Ross Stores, Inc.				1,172,486
12,700	Tiffany & Co.				1,210,310
	Total Specialty Retail				2,471,266

	Technology Hardware, Storage & Peripherals – 2.0%

2,900	Apple, Inc.				416,614
105,100	Hewlett Packard Enterprise Company				2,490,870
18,000	HP Inc.				321,840
17,400	Seagate Technology				799,182
8,400	Western Digital Corporation				693,252
	Total Technology Hardware, Storage & Peripherals				4,721,758

	Tobacco – 0.4%

9,200	Altria Group, Inc.				657,064
3,400	Reynolds American Inc.				214,268
	Total Tobacco				871,332

	Trading Companies & Distributors – 0.1%

1,200	United Rentals Inc., (2)				150,060

	Water Utilities – 0.2%

7,300	American Water Works Company				567,721
	Total Long-Term Investments (cost $205,524,785)				234,240,744

Principal Amount (000)	Description	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 4.1%

	REPURCHASE AGREEMENTS – 3.1%

$7,318	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $7,317,961, collateralized by $7,315,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $7,473,092	0.090%	4/03/17	N/A	$7,317,906

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%

2,500	U.S. Treasury Bills, (3)	0.000%	7/20/17	AAA	2,494,263
$9,818	Total Short-Term Investments (cost $9,813,238)				9,812,169
	Total Investments (cost $215,338,023) – 102.0%				244,052,913
	Other Assets Less Liabilities – (2.0)%, (5)				(4,704,059)
	Net Assets – 100%				$239,348,854

Investments in Derivatives as of March 31, 2017

Options Written

Number of Contracts	Description	Notional Amount (6)	Expiration Date	Strike Price	Value
(314)	RUSSELL 2000® Index	$(44,902,000)	4/21/17	$1,430	$(69,080)
(60)	RUSSELL 2000® Index	(8,460,000)	5/19/17	1,410	(112,500)
(50)	RUSSELL 2000® Index	(7,100,000)	5/19/17	1,420	(74,000)
(75)	RUSSELL 2000® Index	(10,725,000)	5/19/17	1,430	(81,597)
(499)	Total Options Written (premiums received $506,770)	$(71,187,000)			$(337,177)

6	NUVEEN

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	Long	44	6/17	$5,190,240	$(11,880)	$(10,006)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$234,240,744	$—	$—	$234,240,744

Short-Term Investments:
Repurchase Agreements	—	7,317,906	—	7,317,906
U.S. Government and Agency Obligations	—	2,494,263	—	2,494,263

Investments in Derivatives:
Options Written	(337,177)	—	—	(337,177)
Futures Contracts*	(10,006)	—	—	(10,006)
Total	$233,893,561	$9,812,169	$—	$243,705,730
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and certain options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $215,338,123.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$30,671,137
Depreciation	(1,956,347)
Net unrealized appreciation (depreciation) of investments	$28,714,790

NUVEEN	7

JCE	Nuveen Core Equity Alpha Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Core Equity Alpha Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017